Basic and Diluted Net Loss Per Share (Details) - Schedule of anti-dilutive effect - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of anti-dilutive effect [Abstract]
Warrants					8,523,918	4,387,223
Convertible debt					960,216
Total	9,548,518	8,717,239	10,755,971	8,717,239	9,484,134	4,387,223